Introduction and overview of Group's risk management - Exposure to foreign exchange risk (Details) - Foreign exchange risk - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Introduction and overview of Group's risk management
Net exposure	$ (323,181)	$ (160,111)
Trade receivables
Introduction and overview of Group's risk management
Net exposure	7,356	36,629
Cash and cash equivalents
Introduction and overview of Group's risk management
Net exposure	45,234	43,928
Trade payables
Introduction and overview of Group's risk management
Net exposure	(69,480)	(28,707)
Borrowings
Introduction and overview of Group's risk management
Net exposure	$ (306,291)	$ (211,961)